Related Party Transactions - Schedule of Summarizes Borrowing Transactions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	$ 11,241,303	$ 7,606,540	$ 2,868,827
Payment/ Lending Amount	10,025,547	5,234,986
Tao Ling [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	4,039,254	793,955
Payment/ Lending Amount	3,782,463	793,955
Xiaohong Yin [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	2,992,657	5,097,075
Payment/ Lending Amount	3,253,431	3,327,076
Rongxin Ling [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	208,209
Payment/ Lending Amount
Peizhen Zhang [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	152,687
Payment/ Lending Amount
Bozhen Gong [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	83,284	70,889
Payment/ Lending Amount		297,733
Ying Ling [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	83,284	141,778
Payment/ Lending Amount	138,806
Jing Ling [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	194,328
Payment/ Lending Amount	55,522
Yun Tan [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount		141,778
Payment/ Lending Amount	180,448	141,778
Nanjing Shun yi Jing Electric Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	1,628,600	1,361,065
Payment/ Lending Amount	806,877	$ 673,444
Midea International Co., Ltd [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	1,859,000
Payment/ Lending Amount	$ 1,808,000